Basis of Presentation and Significant Accounting Policies - Schedules of Customer Concentration Risk (Details) - Customer A - Customer Concentration	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenue
Concentration Risk [Line Items]
Concentration risk percentage	18.60%	20.90%
Receivables
Concentration Risk [Line Items]
Concentration risk percentage	39.50%	26.30%